Related Parties (Details Narrative)		12 Months Ended
	Mar. 21, 2024 USD ($)	Jun. 30, 2025 AUD ($)	Sep. 21, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 21, 2025 USD ($)	Jun. 30, 2024 AUD ($)
IfrsStatementLineItems [Line Items]
[custom:ConversionOfRelatedPartyLoan]		$ 4,998,512
First promissory note [member]
IfrsStatementLineItems [Line Items]
Principal amounts related party	$ 450,000
Second promissory note [member]
IfrsStatementLineItems [Line Items]
Principal amounts related party	$ 500,000
Related party outstanding balance				$ 335,000	$ 615,000
Accrued interest					$ 49,928		$ 24,964
Second promissory note [member] | Non adjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Accrued unpaid interest			$ 165,000			$ 165,000
JSKS enterprises pty ltd [member]
IfrsStatementLineItems [Line Items]
[custom:ConversionOfRelatedPartyLoan]		$ 4,998,512